Derivative Financial Instruments (Derivatives And Hedging-Designated) (Details) (Designated As Hedging Instrument [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset derivatives		$ 31
Liability derivatives		6,457
NYMEX Commodity Contracts [Member] | Energy Commodity Derivatives Contracts, Net [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives	473	31
Liability derivatives	207	0
NYMEX Commodity Contracts [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives		0
NYMEX Commodity Contracts [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives		$ 6,457